Long Term Payable (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Payable [Abstract]
Schedule of Long-Term Payable Represented the Financial Liabilities Due to Financial Lease

Long-term payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The long-term payable consisted of the following:

	As of December 31,
	2024	2023
Long-term payables:
Far East International Financial Leasing Co., Ltd. (“Far East”)	$-	$598,112
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	1,658,984	3,403,003
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	363,525	1,787,700
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”)	879,062	1,904,891
Risheng International Finance Leasing Co., Ltd. (“Risheng”)	733,281	-
Total	$3,634,852	$7,693,706
Current portion	$3,231,126	$4,710,644
Non-current portion	$403,726	$2,983,062